Summary of Significant Accounting Policies - Intangible assets (Details)	6 Months Ended
Sep. 30, 2021
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Courseware
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Copyrights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years